Financial Instruments - Effects of Derivative Financial Instruments on Consolidated statements of Income and Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended																						3 Months Ended		9 Months Ended
	Dec. 31, 2012 Derivatives Not Designated As Hedging Instruments [Member]	Dec. 31, 2011 Derivatives Not Designated As Hedging Instruments [Member]	Dec. 31, 2010 Derivatives Not Designated As Hedging Instruments [Member]	Dec. 31, 2012 Derivatives Not Designated As Hedging Instruments [Member] Interest Expense [Member]	Dec. 31, 2011 Derivatives Not Designated As Hedging Instruments [Member] Interest Expense [Member]	Dec. 31, 2010 Derivatives Not Designated As Hedging Instruments [Member] Interest Expense [Member]	Dec. 31, 2012 Interest Rate Swap [Member] Designated as Hedging Instrument [Member] Accumulated Other Comprehensive Loss	Dec. 31, 2011 Interest Rate Swap [Member] Designated as Hedging Instrument [Member] Accumulated Other Comprehensive Loss	Dec. 31, 2010 Interest Rate Swap [Member] Designated as Hedging Instrument [Member] Accumulated Other Comprehensive Loss	Dec. 31, 2012 Interest Rate Swap [Member] Designated as Hedging Instrument [Member] Interest Expense [Member] Accumulated Other Comprehensive Loss	Dec. 31, 2011 Interest Rate Swap [Member] Designated as Hedging Instrument [Member] Interest Expense [Member] Accumulated Other Comprehensive Loss	Dec. 31, 2010 Interest Rate Swap [Member] Designated as Hedging Instrument [Member] Interest Expense [Member] Accumulated Other Comprehensive Loss		Dec. 31, 2012 Interest Rate Swap [Member] Derivatives Not Designated As Hedging Instruments [Member]	Dec. 31, 2011 Interest Rate Swap [Member] Derivatives Not Designated As Hedging Instruments [Member]	Dec. 31, 2010 Interest Rate Swap [Member] Derivatives Not Designated As Hedging Instruments [Member]	Dec. 31, 2012 Interest Rate Swap [Member] Derivatives Not Designated As Hedging Instruments [Member] Interest Expense [Member]	Dec. 31, 2011 Interest Rate Swap [Member] Derivatives Not Designated As Hedging Instruments [Member] Interest Expense [Member]	Dec. 31, 2010 Interest Rate Swap [Member] Derivatives Not Designated As Hedging Instruments [Member] Interest Expense [Member]	Dec. 31, 2012 Foreign Exchange Forward [Member] Derivatives Not Designated As Hedging Instruments [Member]	Dec. 31, 2011 Foreign Exchange Forward [Member] Derivatives Not Designated As Hedging Instruments [Member]	Dec. 31, 2010 Foreign Exchange Forward [Member] Derivatives Not Designated As Hedging Instruments [Member]	Sep. 30, 2013 FX Contracts [Member] Derivatives Not Designated As Hedging Instruments [Member] Foreign Currency Gain (Loss) [Member]	Sep. 30, 2012 FX Contracts [Member] Derivatives Not Designated As Hedging Instruments [Member] Foreign Currency Gain (Loss) [Member]	Sep. 30, 2013 FX Contracts [Member] Derivatives Not Designated As Hedging Instruments [Member] Foreign Currency Gain (Loss) [Member]	Sep. 30, 2012 FX Contracts [Member] Derivatives Not Designated As Hedging Instruments [Member] Foreign Currency Gain (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Other Comprehensive Income ("OCI") (Effective Portion)							[1]	[1]	[1]
Amount of Gain (Loss) Recognized in Foreign Currency (Gains) Losses, Net/Reclassified from OCI to Income (Ineffective Portion)	$ (1.9)	$ (1.1)	$ (3.1)			$ (0.8)				[1]	[1]	$ (0.9)	[1]						$ (0.8)	$ (1.9)	$ (1.1)	$ (3.1)	$ (1.0)	$ (0.9)	$ 1.3	$ (2.0)

[1]	Effective March 11, 2010 (the closing date of the 2010 refinancing of the 2006 bank term loan facility), the 2008 Interest Rate Swap, which expired in April 2010, was no longer designated as a cash flow hedge. (See "Interest Rate Swap" in this Note 12).